UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  1018 Harding St.
          Suite 104
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     July 16, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $50,238 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group   COM               26874107      248     9396 SH       SOLE                                   9396
Atmos Energy Corp.             COM               49560105      687    24901 SH       SOLE                                  24901
Colgate-Palmolive Co.          COM              194162103     2993    43350 SH       SOLE                                  43350
Duke Energy                    COM              26441C105     2671   154252 SH       SOLE                                 154252
Consolidated Edison	       COM		209115104     2600    67113 SH       SOLE                                  67113
Enterprise Products Partners   COM              293792107     1738    59363 SH       SOLE                                  59363
FPL Group Inc.                 COM              302571104     4370    66884 SH       SOLE                                  66884
General Dynamics               COM              369550108     2820    33696 SH       SOLE                                  33696
Johnson & Johnson              COM              478160104     4293    66662 SH       SOLE                                  66662
Coca-Cola Co.                  COM              191216100     3198    62350 SH       SOLE                                  62350
Kinder Morgan Partners         COM              494550106      210     3850 SH       SOLE                                   3850
Pepsico, Inc.                  COM              713448108     3295    51131 SH       SOLE                                  51131
Pfizer Inc.                    COM              717081103      464    26428 SH       SOLE                                  26428
Proctor & Gamble Co.           COM              742718109     2971    48153 SH       SOLE                                  48153
Southern Co.                   COM              842587107     3685   104935 SH       SOLE                                 104935
TEPPCO Partners LP             COM              872384102     1150    34897 SH       SOLE                                  34897
United Technologies            COM              913017109     2493    41263 SH       SOLE                                  41263

William Wrigley Jr. Co.        COM              982526105     3001    38702 SH       SOLE                                  38702
Exxon Mobil Corp.              COM              30231G102     8109    92511 SH       SOLE                                  92511
MidSouth Bancorp               COM              598039105      231    14000 SH       SOLE                                  14000